Share-based compensation - Service-Based Awards, Additional disclosures (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Service-Based Awards, Additional disclosures [Abstract]
Weighted average per share fair value of service-based share grants (in dollars per share)	$ 7.14	$ 4.21	$ 15.31
Total intrinsic value of option exercises	$ 0	$ 0	$ 1,011